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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-08367

                            Evergreen Municipal Trust
               (Exact name of registrant as specified in charter)

                               200 Berkeley Street
                           Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end:   Registrant is making a quarterly filing for eight of
                           its series, Evergreen Alabama Municipal Bond Fund,
                           Evergreen Florida High Income Municipal Bond Fund,
                           Evergreen Florida Municipal Bond Fund, Evergreen
                           Georgia Municipal Bond Fund, Evergreen Maryland
                           Municipal Bond Fund, Evergreen North Carolina
                           Municipal Bond Fund, Evergreen South Carolina
                           Municipal Bond Fund and Evergreen Virginia Municipal
                           Bond Fund, for the quarter ended November 30, 2006.
                           These eight series have an August 31 fiscal year end.

Date of reporting period:  November 30, 2006

Item 1 - Schedule of Investments
EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
COMMUNITY DEVELOPMENT DISTRICT 2.2%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$1,005,430
CONTINUING CARE RETIREMENT COMMUNITY 9.4%
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	3,000,000	3,293,550
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Mtge. of Salemtowne:
4.50%, 10/01/2012	575,000	572,487
4.625%, 10/01/2013	310,000	310,071
		4,176,108
EDUCATION 12.4%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012	1,165,000	1,228,027
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,063,040
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,000,000	1,065,600
Troy, AL Pub. Edl. Bldg. Auth. RB, Troy Univ. Hsg. Proj., Ser. A, 5.00%, 09/01/2026	1,000,000	1,078,360
University of South Alabama Capital Impt. Proj. RRB, 5.00%, 03/15/2023,
(Insd. by FGIC)	1,000,000	1,067,210
		5,502,237
GENERAL OBLIGATION – LOCAL 2.4%
Tuscaloosa, AL GO Warrants, 5.75%, 01/01/2019	1,000,000	1,073,320
GENERAL OBLIGATION – STATE 2.6%
Commonwealth of Puerto Rico Refunding GO, Ser. A, 5.50%, 07/01/2016,
(Insd. by MBIA) ☐	1,000,000	1,145,220
HOSPITAL 27.7%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	1,000,000	1,063,110
DCH Hlth. Care Auth. Alabama Hlth. Care Facs. RB, 5.125%, 06/01/2036	2,500,000	2,653,500
Huntsville, AL Hlth. Care Auth. RB, Ser. B, 5.75%, 06/01/2032	3,020,000	3,286,153
Montgomery, AL Med. Clinic Board of Hlth. RB, Jackson Hosp. & Clinic:
5.25%, 03/01/2031 #	2,000,000	2,112,360
5.25%, 03/01/2036	2,000,000	2,104,490
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,073,900
		12,293,513
INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,554,645
MISCELLANEOUS REVENUE 5.0%
Montgomery Cnty., AL Pub. Bldg. Auth. RB Warrants, Facs. Proj., 5.00%,
03/01/2021, (Insd. by MBIA)	2,050,000	2,208,752
SPECIAL TAX 4.8%
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,064,750
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,063,940
		2,128,690
TRANSPORTATION 15.7%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. L, 5.25%, 07/01/2024, (Insd. by MBIA)	4,000,000	4,648,720
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	2,000,000	2,335,660
		6,984,380
WATER & SEWER 11.5%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,175,186
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,147,434
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,178,881
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,619,156
		5,120,657
Total Municipal Obligations (cost $41,924,115)		43,192,952

1

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ##
(cost $2,622,899)	2,622,899	$2,622,899
Total Investments (cost $44,547,014) 103.1%		45,815,851
Other Assets and Liabilities (3.1%)		(1,383,993)
Net Assets 100.0%		$44,431,858

☐	This security has been segregated as collateral for floating rate notes issued.
#	When-issued or delayed delivery security
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Alabama	68.9%
Puerto Rico	17.8%
Virgin Islands	3.5%
Nevada	2.2%
North Carolina	1.9%
Non-state specific	5.7%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Interest Rate	Collateral for Floating Rate Notes Outstanding

$560,000	2.22%	$1,145,220

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $44,547,014. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,271,350 and $2,513, respectively, with a net unrealized appreciation of $1,268,837.

2

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
COMMUNITY DEVELOPMENT DISTRICT 39.4%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$5,000,000	$5,103,450
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,660,057
Ser. B, 5.20%, 05/01/2014	1,145,000	1,170,465
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,050,270
Bartram Park, FL CDD Spl. Assmt. RB:
4.875%, 05/01/2015	915,000	917,159
5.30%, 05/01/2035	990,000	1,003,137
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	3,640,972
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	189,000	190,576
Baywinds, FL CDD Spl. Assmt. RB, Ser. A, 5.25%, 05/01/2037	4,155,000	4,163,975
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,200,979
Ser. B, 6.75%, 05/01/2007	490,000	490,564
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,835,000	2,944,828
Ser. B, 5.70%, 05/01/2010	1,550,000	1,554,821
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	975,000	1,055,857
Ser. B, 5.30%, 11/01/2009	165,000	165,096
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,955,000	2,158,770
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,970,000	3,098,957
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	3,000,000	3,049,620
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,060,000	1,130,585
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,600,000	1,679,664
6.375%, 05/01/2035	1,285,000	1,375,117
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	15,000	15,000
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,575,225
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,905,000	2,909,793
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	685,000	688,220
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	160,000	159,982
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,305,000	2,022,545
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,100,000	2,196,117
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,042,690
Ser. B, 5.10%, 11/01/2009	1,795,000	1,796,867
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,455,000	2,473,953
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,220,000	2,232,854
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,130,080
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,319,200
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,160,000	2,322,562
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	3,710,000	3,854,913
Ser. C, 7.00%, 05/01/2030	3,000,000	3,066,270
K-Bar Ranch, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	1,000,000	1,016,900
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,725,000	1,748,115
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,589,734	1,589,845
Landmark at Doral, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2038	3,000,000	3,079,710
Ser. B, 5.20%, 05/01/2015	2,000,000	2,038,140
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	725,000	729,423
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,118,401
Ser. A, 7.65%, 05/01/2032	1,920,000	2,088,538
Ser. B, 6.75%, 05/01/2007	110,000	110,127

1

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	$3,050,000	$3,162,789
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,523,385
Heron Bay Proj., 7.00%, 05/01/2019	1,552,000	1,586,454
Parkland Country Club, 5.45%, 05/01/2026	5,000,000	5,166,750
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,075,000	1,138,318
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,824,550
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	700,000	706,272
5.80%, 05/01/2026	5,000,000	5,157,300
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	445,000	455,119
Ser. A, 6.125%, 05/01/2035	985,000	1,055,969
Ser. B, 5.125%, 05/01/2009	1,000,000	1,005,490
Palm Glades, FL CDD Spl. Assmt. RB, Ser. B, 4.85%, 05/01/2011	2,250,000	2,260,125
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	1,095,810
Ser. B, 5.00%, 05/01/2011	2,980,000	3,008,310
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,730,000	5,077,513
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	5,114,350
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,175,000	3,282,410
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	75,000	75,722
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	245,000	246,605
Ser. B-2, 5.375%, 05/01/2013	6,265,000	6,444,304
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,820,000	7,729,914
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,975,000	2,094,448
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,130,120
Ser. B, 5.25%, 05/01/2016	1,500,000	1,558,215
Two Creek’s Cmnty., FL CDD Spl. Assmt. RB, 5.25%, 05/01/2037	2,185,000	2,205,910
Verandah, East Florida CDD RB, Ser. A, 5.40%, 05/01/2037	6,815,000	6,930,378
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	8,580,000	8,705,440
Ser. B, 5.00%, 11/01/2013	3,000,000	3,026,070
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	5,577,385
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,180,000	1,192,579
7.50%, 05/01/2017	1,252,500	1,255,443
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,226,830
Ser. A-2, 6.125%, 05/01/2035	2,715,000	2,922,833
		193,073,499
CONTINUING CARE RETIREMENT COMMUNITY 18.1%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,319,530
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,538,550
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,477,550
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 10/01/2035	3,350,000	3,474,453
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,638,431

2

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	$3,365,000	$3,459,960
6.375%, 10/01/2025	6,575,000	6,763,637
Shell Point Vlg. Alliance Obl.:
5.00%, 11/15/2032	3,750,000	3,838,575
5.125%, 11/15/2036	2,500,000	2,589,700
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,265,978
5.75%, 11/15/2011	1,015,000	1,064,400
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,402,736
5.70%, 07/01/2026	2,000,000	2,087,020
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,833
Waterford Proj.:
5.30%, 10/01/2007	990,000	990,822
5.50%, 10/01/2015	6,500,000	6,505,655
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes,
Ser. C, 5.40%, 12/01/2033	4,660,000	4,809,027
Prince William Cnty., VA IDA RB, Residential Care Facs., Westminster Lake, 4.875%, 01/01/2020	2,500,000	2,538,750
Prince William Cnty., VA IDA RRB, Residential Care Facs., Westminster Lake, 5.125%, 01/01/2026	2,500,000	2,596,675
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,627,600
8.00%, 01/01/2023	4,500,000	5,064,840
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,912,366
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	1,988,000	1,990,902
Ser. B, 4.50%, 02/15/2017	2,000,000	1,998,460
St. John’s Cnty., FL IDA RRB, Glenmoor St. John’s Proj., Ser. A:
5.25%, 01/01/2026	1,120,000	1,141,011
5.375%, 01/01/2040	2,500,000	2,562,175
		88,411,636
EDUCATION 4.3%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%, 04/01/2024	1,000,000	1,067,620
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,430,850
Eckerd College Proj., 5.25%, 10/01/2029	5,500,000	5,933,510
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.00%, 10/15/2035	7,000,000	7,384,440
Ser. A, 5.75%, 10/15/2029	3,180,000	3,323,513
		21,139,933
HOSPITAL 24.1%
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,502,850
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	5,000,000	5,339,200
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	5,000,000	5,684,700
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,205,530
Ser. B, 5.25%, 10/01/2028	5,000,000	5,311,950
Jacksonville, FL EDA Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%, 11/15/2036	12,500,000	13,273,750
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,770,000	3,775,617
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	5,000,000	5,300,200
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,160,320
Ser. C, 5.125%, 11/15/2024	2,050,000	2,159,552

3

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	$3,500,000	$3,826,445
Orlando Regl. Hlth. Care Sys., Ser. B, 5.125%, 11/15/2039	6,200,000	6,605,356
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,975,142
Salina, KS Hosp. RB, Salina Regl. Hlth. Proj., 5.00%, 10/01/2036	8,665,000	9,154,226
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	6,585,000	7,553,917
5.50%, 07/01/2028	17,850,000	21,608,669
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	3,000,000	3,267,240
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,142,595
7.10%, 10/01/2026	2,500,000	2,528,275
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,570,020
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,197,280
		118,142,834
HOUSING 0.9%
Florida HFA RB, The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,518,540
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,992,599
		4,511,139
INDUSTRIAL DEVELOPMENT REVENUE 1.9%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,051,360
6.75%, 07/01/2029	2,410,000	2,475,070
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,280,000	3,706,170
		9,232,600
LEASE 2.4%
Coralville, IA COP, Ser. D:
5.25%, 06/01/2022	1,825,000	1,951,728
5.25%, 06/01/2026	9,300,000	9,938,352
		11,890,080
PRE-REFUNDED 0.3%
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care,
Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,530,120
PUBLIC FACILITIES 1.6%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,340,000	2,436,455
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	935,000	990,782
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	4,300,000	4,351,944
		7,779,181
SPECIAL TAX 1.4%
New Kent Cnty., VA CDA Spl. Assmt. RB:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,851,578
Ser. B, 5.45%, 03/01/2036	2,665,000	2,707,080
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	306,660
		6,865,318
TRANSPORTATION 2.9%
New York Hwy. Impt. MTC, Toll Revenue, Ser. 7010, Class B, FRN, 13.24%, 06/28/2019	2,335,000	4,630,539
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.00%, 01/01/2014, ☐	8,545,000	9,319,006
		13,949,545
UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,375,000	1,448,948
7.375%, 10/01/2019	785,000	794,491
		2,243,439

4

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.8%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	$2,015,000	$2,154,700
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,066,810
6.00%, 08/01/2029	2,600,000	2,780,258
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,489,339
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,405,196
		8,896,303
Total Municipal Obligations (cost $465,669,552)		487,665,627

	Shares	Value
SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $3,354,704)	3,354,704	3,354,704
Total Investments (cost $469,024,256) 100.3%		491,020,331
Other Assets and Liabilities (0.3%)		(1,318,539)
Net Assets 100.0%		$489,701,792
☐	The security has been segregated as collateral for floating rate notes issued.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FRN	Floating Rate Note
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Florida	82.4%
Virginia	4.7%
New York	2.8%
Iowa	2.4%
Kansas	1.9%
Georgia	1.8%
Maryland	1.3%
Texas	1.1%
Illinois	0.9%
Non-state specific	0.7%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Interest Rate	Collateral for Floating Rate Notes Outstanding
$4,575,000	1.39%	$9,319,006

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $469,024,256. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,362,680 and $366,605, respectively, with a net unrealized appreciation of $21,996,075.

5

EVERGREEN FLORIDA MUNICIPAL BOND FUND† SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 102.9%	$3,530,000	$3,888,895
COMMUNITY DEVELOPMENT DISTRICT 5.7%	2,225,000	2,375,455
Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	2,755,000	2,878,176
Journey’s End CDD Spl. Assmt. RB, 7.00%, 05/01/2031
Mediterra South Florida CDD RB, Ser. A, 6.95%, 05/01/2031	2,020,000	2,391,195
Viera East, FL CDD RB, Water Mgmt. Proj.:	2,140,000	2,547,263
5.75%, 05/01/2020, (Insd. by MBIA)	2,265,000	2,711,998
5.75%, 05/01/2021, (Insd. by MBIA)	3,015,000	3,160,775
5.75%, 05/01/2022, (Insd. by MBIA)		19,953,757
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031
CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	1,008,010
5.125%, 11/15/2016	1,585,000	1,607,808
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj., 5.30%, 10/01/2007	1,000,000	1,000,830
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,393
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,726,987
		10,096,028
ELECTRIC REVENUE 5.8%
Puerto Rico Elec. Power Auth. RB:
Ser. KK, 5.50%, 07/01/2016	12,000,000	13,802,640
Ser. RR, 5.00%, 07/01/2035	6,000,000	6,450,240
		20,252,880
GENERAL OBLIGATION – STATE 5.2%
Commonwealth of Puerto Rico Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA) ☐	7,820,000	8,955,620
Florida Board of Ed. GO, Pub. Ed. Capital Outlay Proj., Ser. A, 5.00%, 06/01/2017	8,250,000	9,141,330
		18,096,950
HOSPITAL 30.8%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,709,960
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	5,000,000	5,315,550
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida:
5.00%, 08/15/2034	4,985,000	5,360,520
5.25%, 08/15/2024	5,000,000	5,438,400
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	10,000,000	11,005,700
Halifax, FL Med. Ctr. RB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,887,984
5.25%, 06/01/2020	3,000,000	3,220,410
5.25%, 06/01/2021	3,000,000	3,215,580
5.25%, 06/01/2026	1,805,000	1,927,451
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	10,000,000	11,369,400
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj., 5.25%, 10/01/2041	15,000,000	16,024,200
Jacksonville, FL EDA Cmnty. Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%, 11/15/2036	10,000,000	10,619,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys. Hosp., 6.25%, 11/15/2024	4,000,000	4,488,640
Orlando Regl. Hlth. Care Sys.:
Ser. B, 5.125%, 11/15/2039	5,000,000	5,326,900
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,502,215
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,404,076
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	5,000,000	5,445,400
St. John’s Cnty., FL Hlth. Care IDRB, Glenmore Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,000,020
		108,261,406

1

EVERGREEN FLORIDA MUNICIPAL BOND FUND† SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 0.7%
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	$770,000	$771,147
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	850,000	866,082
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 5.95%, 03/01/2030	965,000	981,222
		2,618,451
INDUSTRIAL DEVELOPMENT REVENUE 4.7%
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%, 10/01/2013	4,575,000	4,799,678
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	11,748,723
		16,548,401
MISCELLANEOUS REVENUE 11.5%
Florida Board of Ed. Lottery RB, Ser. A, 5.00%, 07/01/2018 ☐	23,145,000	25,131,072
Florida Dept. of Env. Protection Preservation RB, Florida Forever Proj., Ser. A, 5.00%, 07/01/2017	5,000,000	5,499,100
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,132,104
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,910,000	1,926,464
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,778,020
		40,466,760
PRE-REFUNDED 14.7%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	3,165,000	3,473,714
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,114,700
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,579,930
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3, 5.50%, 10/01/2008	5,785,000	5,973,475
Orange Cnty., FL Tourist Dev. RB, 5.00%, 10/01/2014	7,570,000	8,279,536
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,785,000	2,147,962
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	2,000,000	2,040,160
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,242,250
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,186,200
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,697,727
		51,735,654
PUBLIC FACILITIES 0.8%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	2,705,000	2,866,380
SPECIAL TAX 1.7%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2021	5,000,000	5,914,050
TRANSPORTATION 5.3%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 07/01/2038	11,000,000	13,407,900
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,107,148
		18,515,048
UTILITY 4.7%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,635,008
Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,443,400
Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025	5,000,000	5,380,400
		16,458,808
WATER & SEWER 8.4%
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,347,456
Tampa Bay, FL Water Util. Sys. RB, 5.50%, 10/01/2022	23,530,000	28,069,172
		29,416,628
Total Municipal Obligations (cost $346,717,641)		361,201,201

2

EVERGREEN FLORIDA MUNICIPAL BOND FUND† SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $2,816,233)	2,816,233	$2,816,233
Total Investments (cost $349,533,874) 103.7%		364,017,434
Other Assets and Liabilities (3.7%)		(12,920,534)
Net Assets 100.0%		$351,096,900

†

At a meeting held on December 7, 2006, the Board of Trustees of the Fund approved a proposal to merge the Fund into Evergreen Municipal Bond Fund. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to Evergreen Municipal Bond Fund and shareholders of the Fund will receive shares of Evergreen Municipal Bond Fund in exchange for their respective shares of the Fund. The reorganization is proposed to take place in May 2007.

☐	This security has been segregated as collateral for floating rate notes issued.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDD	Community Development District
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Florida	82.3%
Puerto Rico	13.3%
South Carolina	1.5%
Alabama	1.4%
New York	0.7%
Non-state specific	0.8%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
$16,000,000	1.16% – 2.19%	$34,086,692

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $349,534,302. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,649,959 and $166,827, respectively, with a net unrealized appreciation of $14,483,132.

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
COMMUNITY DEVELOPMENT DISTRICT 1.0%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$772,568
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,025,490
		1,798,058
CONTINUING CARE RETIREMENT COMMUNITY 4.6%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,080,451
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,175,000	3,346,418
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,095,510
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2015	1,185,000	1,211,023
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,000,000	1,031,980
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.15%,
09/01/2024	725,000	739,145
		8,504,527
EDUCATION 9.5%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,818,702
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	510,000	515,942
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties, Ser. A, 5.00%, 08/01/2025	2,000,000	2,093,180
Forsyth Cnty., GA Sch. Dist. RRB, 5.00%, 02/01/2018, (Insd. by FSA)	3,000,000	3,345,300
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,315,896
5.75%, 11/01/2017	1,950,000	2,132,813
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,080,510
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	555,475
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,021,740
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner
for Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,646,950
		17,526,508
ELECTRIC REVENUE 2.6%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj., 4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,015,280
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,205,510
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	558,556
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,088,860
		4,868,206
GENERAL OBLIGATION – LOCAL 8.5%
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	130,704
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2016, (Insd. by FSA)	5,000,000	5,516,850
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,374,100
6.75%, 07/01/2016	2,000,000	2,428,140
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,064,690
Ser. A, 6.45%, 08/01/2011	1,000,000	1,076,750
		15,591,234
GENERAL OBLIGATION – STATE 1.1%
Georgia GO, Ser. A, 6.00%, 04/01/2015	1,780,000	2,092,906
HOSPITAL 8.6%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	521,087

1

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	$2,900,000	$2,998,513
5.25%, 12/01/2022	3,690,000	3,892,028
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	957,959
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	526,375
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	630,944
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,151,980
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,613,250
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia, Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,064,980
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty.,
5.00%, 07/01/2035	1,425,000	1,493,842
		15,850,958
HOUSING 14.7%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,746,240
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,650,124
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,166,628
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	740,926
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	605,085
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg., LLC Proj., Ser. A:
5.25%, 02/01/2035	2,000,000	2,103,440
5.375%, 02/01/2025	3,870,000	4,129,019
		27,141,462
INDUSTRIAL DEVELOPMENT REVENUE 4.3%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,260,717
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.02%, 05/01/2039, (Gtd. by Cinergy Corp.)	2,000,000	2,000,000
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	3,000,000	3,030,870
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt.
Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,616,910
		7,908,497
LEASE 15.6%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,230,160
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,268,654
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,393,351
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,995,419
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023, (Insd. by AMBAC)	7,915,000	8,760,955
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,074,120
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,392,935
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,429,657
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,733,475
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,558,533
		28,837,259

2

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.7%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	$500,000	$544,060
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	556,880
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	441,351
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	542,035
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,060,000	1,106,248
		3,190,574
PUBLIC FACILITIES 0.7%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,345,175

RESOURCE RECOVERY 0.6%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt.
Proj., Ser. A, 5.00%, 04/01/2033	1,000,000	1,031,400
SPECIAL TAX 1.9%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,406,229
New Kent Cnty., VA CDA Spl. Assmt. RB, Ser. A, 5.125%, 03/01/2036	1,000,000	1,017,590
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,033,200
		3,457,019
TRANSPORTATION 10.9%
Georgia Road & Tollway Auth. RB:
5.00%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,107,750
Anticpation Cert., Federal Hwy. Grant, 5.00%, 06/01/2018, (Insd. by MBIA)	10,000,000	11,013,400
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,208,100
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,191,520
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	3,000,000	3,481,050
		20,001,820
WATER & SEWER 15.0%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,388,938
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,108,858
Clayton Cnty., GA Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,877,797
6.25%, 05/01/2016	2,000,000	2,188,080
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,340,195
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020, (Insd. by MBIA) ☐	1,255,000	1,352,852
5.00%, 07/01/2021, (Insd. by MBIA) ☐	1,095,000	1,176,950
5.00%, 07/01/2022, (Insd. by MBIA) ☐	2,490,000	2,669,056
5.00%, 07/01/2023, (Insd. by MBIA) ☐	2,615,000	2,796,115
5.00%, 07/01/2024, (Insd. by MBIA) ☐	2,745,000	2,928,366
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,083,230
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,046,690
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,669,475
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	760,665
5.30%, 07/01/2018	1,250,000	1,274,713
		27,661,980
Total Municipal Obligations (cost $178,839,832)		186,807,583

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $386,062)	386,062	$386,062
Total Investments (cost $179,225,894) 101.5%		187,193,645
Other Assets and Liabilities (1.5%)		(2,798,111)
Net Assets 100.0%		$184,395,534

☐	This security has been segregated as collateral for floating rate notes issued.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Georgia	83.7%
South Carolina	5.3%
Puerto Rico	2.7%
Virginia	1.8%
Virgin Islands	1.6%
Florida	1.2%
Maryland	1.2%
Texas	1.1%
Nevada	0.6%
Pennsylvania	0.6%
Non-state specific	0.2%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Interest Rate	Collateral for Floating Rate Notes Outstanding
$5,100,000	1.40%	$10,923,339

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $179,227,544. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,966,101 and $0, respectively, with a net unrealized appreciation of $7,966,101.

4

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
COMMUNITY DEVELOPMENT DISTRICT 3.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$349,000	$358,782
6.625%, 07/01/2025	1,000,000	1,030,090
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	1,000,000	1,058,460
		2,447,332
CONTINUING CARE RETIREMENT COMMUNITY 3.6%
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	1,049,210
5.40%, 01/01/2037	1,200,000	1,272,168
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser.
A, 6.00%, 01/01/2015	350,000	357,690
		2,679,068
EDUCATION 22.4%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,260,738
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,235,043
6.00%, 06/01/2021	1,000,000	1,134,330
Maryland Econ. Dev. Corp. Student Housing RRB, Univ. of Maryland College Park
Proj., 5.00%, 06/01/2015	805,000	881,483
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	595,205
5.625%, 07/01/2020	680,000	733,040
5.625%, 07/01/2022	280,000	301,694
Goucher College, 5.375%, 07/01/2025	1,450,000	1,567,479
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	1,000,000	1,059,470
Loyola College, Ser. A, 5.125%, 10/01/2045	1,675,000	1,788,297
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	557,777
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	893,458
6.00%, 05/01/2035	1,000,000	1,081,550
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,131,902
University of Maryland Sys. Auxiliary Facs. & Tuition RRB, Ser. A, 5.00%, 04/01/2014	2,000,000	2,185,080
		16,406,546
GENERAL OBLIGATION – LOCAL 8.5%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017	1,525,000	1,686,223
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	531,945
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,747,750
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	69,278
5.25%, 10/01/2019	1,150,000	1,227,821
		6,263,017
HOSPITAL 24.9%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	2,000,000	2,135,080
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	1,005,768
6.00%, 07/01/2017	830,000	909,937
6.00%, 07/01/2020	1,485,000	1,630,753
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,291,020
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	865,000	866,211
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,074,970
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,832,804

1

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	$330,000	$338,389
5.50%, 07/01/2022	350,000	374,770
5.75%, 07/01/2020	500,000	543,920
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,411,475
5.75%, 07/01/2021	1,000,000	1,072,190
6.625%, 07/01/2020	1,000,000	1,110,030
Ser. A, 4.50%, 07/01/2026	450,000	455,580
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth.
Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,187,560
		18,240,457
HOUSING 6.6%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,016,720
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,048,870
5.875%, 07/01/2021	500,000	517,690
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,086,299
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	262,315
5.35%, 07/01/2021	500,000	519,050
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	370,000	384,193
		4,835,137
INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.60%, 04/01/2016	2,500,000	2,571,000
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	1,075,000	1,214,675
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,706,096
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,011,300
		6,503,071
LEASE 4.5%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	308,000	440,046
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,801,710
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,088,040
		3,329,796
MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,103,980
PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,252,773
SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery
Proj., Ser. A, 6.00%, 07/01/2007	50,000	50,479
TRANSPORTATION 1.0%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	325,164
Maryland Trans. Auth. RB, Trans. Facs. Proj., 6.80%, 07/01/2016	330,000	380,302
		705,466
WATER & SEWER 11.2%
Baltimore, MD RRB, Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,670,400
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,127,916
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%, 06/01/2012	5,000,000	5,382,802
8,181,118
Total Municipal Obligations (cost $68,921,522)	71,998,240

2

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $277,247)	277,247	$277,247
Total Investments (cost $69,198,769) 98.6%		72,275,487
Other Assets and Liabilities 1.4%		1,000,012
Net Assets 100.0%		$73,275,499
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Maryland	94.8%
Pennsylvania	3.0%
Virginia	1.4%
District of Columbia	0.4%
Non-state specific	0.4%
100.0%

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $69,200,113. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,075,374 and $0, respectively, with a net unrealized appreciation of $3,075,374.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 0.5%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,934,874
CONTINUING CARE RETIREMENT COMMUNITY 6.2%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,840
First Mtge. Pines at Davidson Proj., Ser. A:
4.85%, 01/01/2026	1,500,000	1,569,735
5.00%, 01/01/2036	4,000,000	4,184,120
First Mtge. Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	6,231,480
5.50%, 10/01/2031	2,000,000	2,086,280
First Mtge. Salemtowne:
5.00%, 10/01/2023	1,850,000	1,875,715
5.10%, 10/01/2030	1,610,000	1,646,145
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,771,918
Ser. C, 4.65%, 10/01/2034	2,000,000	2,000,240
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	4,058,964
Ser. C, 5.50%, 10/01/2032	4,500,000	4,677,390
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,006,350
5.00%, 07/01/2011	500,000	504,360
5.25%, 07/01/2012	750,000	765,600
6.375%, 07/01/2023	3,000,000	3,252,330
		38,381,467
EDUCATION 3.7%
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.00%, 10/01/2044	20,000,000	21,444,000
University of North Carolina Sys. Pool RB, Ser. A, 5.375%, 04/01/2019,
(Insd. by AMBAC)	1,100,000	1,197,669
		22,641,669
ELECTRIC REVENUE 15.8%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,586,600
5.25%, 01/01/2020	15,000,000	16,596,750
6.50%, 01/01/2018	3,750,000	4,489,613
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,050,182
Ser. B:
6.00%, 01/01/2022	5,415,000	6,428,796
7.00%, 01/01/2008	1,000,000	1,034,880
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,473,779
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,020,267
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,108,800
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,888,376
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	14,280,919
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,015,200
Ser. B, 6.375%, 01/01/2013	5,000,000	5,399,200
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2035	10,000,000	10,750,400
		97,123,762
GENERAL OBLIGATION – LOCAL 3.3%
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,633,080
Wake Cnty., NC GO, 5.00%, 02/01/2016	16,790,000	18,636,061
		20,269,141

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 29.3%
North Carolina GO:
5.00%, 05/01/2016	$15,000,000	$16,238,400
6.40%, 03/01/2017, ROL +	11,430,000	13,420,649
Pub. Impt., Ser. A:
5.00%, 03/01/2020	54,000,000	58,870,254
5.25%, 03/01/2023	15,000,000	16,639,650
Ser. A:
4.75%, 04/01/2014	11,035,000	11,425,198
5.00%, 09/01/2016	11,855,000	13,216,428
Ser. B, 5.00%, 04/01/2015	10,355,000	11,433,680
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,708,445
Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	17,235,000	19,824,042
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	16,746,832
		180,523,578
HOSPITAL 7.4%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	3,000,000	3,111,720
Cumberland Cnty., NC Hosp. Facs. RB, 5.25%, 10/01/2010	1,310,000	1,381,015
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,502,850
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	2,500,000	2,650,100
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	153,186
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 5.75%, 07/01/2021	5,000,000	5,360,950
North Carolina Med. Care Commission RB:
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,043,200
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,890,140
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,559,143
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,106,150
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,145,639
5.75%, 10/01/2019	1,090,000	1,108,781
Pitt Cnty., NC RRB, Mem. Hosp. Proj., 5.30%, 12/01/2009	3,000,000	3,137,820
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,241,060
6.00%, 11/15/2030	1,500,000	1,677,255
6.00%, 11/15/2035	4,250,000	4,735,903
		45,804,912
HOUSING 2.7%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	505,000	515,368
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts. Proj., 6.60%, 07/15/2021	1,175,000	1,176,951
Durham Cnty., NC MHRB, Ivy Commons Proj., 6.75%, 03/01/2032 ☐	2,610,000	2,151,736
North Carolina HFA RB:
Ser. 8-A:
5.95%, 01/01/2027	890,000	898,508
6.00%, 07/01/2011	430,000	443,373
6.10%, 07/01/2013	495,000	510,013
Ser. 9-A:
5.60%, 07/01/2016	2,745,000	2,835,283
5.875%, 07/01/2031	5,055,000	5,226,466
Ser. 14-A, 4.70%, 07/01/2013	1,455,000	1,492,394
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,415,000	1,415,071
		16,665,163
INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,100,260
6.15%, 04/01/2021	1,750,000	1,794,765

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	$4,950,000	$5,326,002
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	12,380,000	13,327,070
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,737,150
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,532,100
Ser. A, 5.75%, 12/01/2025	2,150,000	2,171,608
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,069,530
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,669,995
		39,728,480
LEASE 7.5%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015 8	9,335,000	10,396,109
5.50%, 08/01/2017 8	10,390,000	11,555,758
5.50%, 08/01/2018 8	5,800,000	6,443,626
Durham, NC COP:
5.25%, 04/01/2013	1,270,000	1,364,780
5.25%, 04/01/2015	1,020,000	1,091,869
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,207,224
Ser. B, 5.25%, 12/01/2011	1,485,000	1,574,546
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,156,540
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,052,413
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,727,197
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,720,756
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,116,382
		46,407,200
MISCELLANEOUS REVENUE 1.9%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth. Facs., 5.625%, 06/01/2020	4,060,000	4,286,223
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,170,760
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,168,050
		11,625,033
PRE–REFUNDED 2.7%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,998,064
Ser. D:
5.50%, 06/01/2020	1,090,000	1,170,180
5.50%, 06/01/2025	3,000,000	3,220,680
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,444,106
University of North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,269,953
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,345,102
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,132,320
		16,580,405
SALES TAX 2.4%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. I:
5.00%, 07/01/2024, (Insd. by FGIC)	3,040,000	3,268,000
5.00%, 07/01/2026, (Insd. by FGIC)	3,085,000	3,310,082
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	8,000,000	8,296,640
		14,874,722

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.5%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C:
5.50%, 07/01/2021	$10,000,000	$11,828,100
5.50%, 07/01/2027	12,945,000	15,794,971
		27,623,071
TRANSPORTATION 4.2%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. L, 5.25%, 07/01/2024, (Insd. by MBIA)	5,280,000	6,166,142
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,149,499
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	11,621,800
		25,937,441
WATER & SEWER 1.2%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,525,253
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,123,300
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,449,160
		7,097,713
Total Municipal Obligations (cost $588,263,991)		614,218,631

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø (cost $2,749,645)	2,749,645	2,749,645
Total Investments (cost $591,013,636) 100.2%		616,968,276
Other Assets and Liabilities (0.2%)		(992,291)
Net Assets 100.0%		$615,975,985

+	Inverse floating rate security
☐	Security is deemed illiquid.
8	This security has been segregated as collateral for floating rate notes issued.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

North Carolina	73.0%
Puerto Rico	18.0%
Minnesota	1.4%
Kansas	1.4%
South Carolina	1.2%
Florida	0.9%
Maryland	0.9%
Michigan	0.9%
Virgin Islands	0.9%
Georgia	0.5%
Texas	0.4%
Non-state specific	0.5%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Interest Rate	Collateral for Floating Rate Notes Outstanding
$12,760,000	1.80%	$28,395,493

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $591,013,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,427,489 and $472,849, respectively, with a net unrealized appreciation of $25,954,640.

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 2.0%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$308,745
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,142,720
5.75%, 10/01/2017	4,000,000	4,391,440
		6,842,905
COMMUNITY DEVELOPMENT DISTRICT 2.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	772,568
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,500,000	1,538,235
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,736,363
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	1,000,000	1,025,610
5.30%, 11/01/2035	2,500,000	2,569,800
		7,642,576
CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	870,000	916,971
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 10/01/2035	1,500,000	1,555,725
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2014	1,130,000	1,158,623
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,600,000	1,651,168
Suffolk, VA IDA RRB Lake Prince Retirement Facs., 4.70%, 09/01/2012	700,000	704,690
		5,987,177
EDUCATION 25.5%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2026	10,580,000	11,292,246
5.25%, 12/01/2025 ☐	10,000,000	10,872,700
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	575,872
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,133,080
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Puchase RB, 5.00%, 12/01/2030	8,530,000	9,011,263
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%, 03/01/2007	265,000	266,169
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 5.25%, 12/01/2021	1,000,000	1,078,860
Kershaw Cnty., SC Pub. Sch. Dist. Installment Puchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,964,377
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,670,481
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,326,320
Laurens Cnty., SC Sch. Dist. No. 55 Installment Puchase RB:
5.25%, 12/01/2024	3,000,000	3,194,760
5.25%, 12/01/2030	3,500,000	3,724,525
Lexington Cnty., SC One Sch. Facs. Corp. Installment Puchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.00%, 12/01/2027	3,320,000	3,537,892
5.25%, 12/01/2024	2,110,000	2,269,748
5.25%, 12/01/2026	2,340,000	2,515,336
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,076,640
Newberry, SC Investing in Children’s Ed. Installment Puchase RB, Newberry Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	2,083,880
5.25%, 12/01/2024	1,855,000	1,979,693
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,280,107
Spartanburg Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2027, (Insd. by FSA & South Carolina State Dept. of Ed.)	5,270,000	5,709,518
5.00%, 03/01/2030, (Insd. by FSA & South Carolina State Dept. of Ed.)	3,000,000	3,247,680

1

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	$1,300,000	$1,415,908
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,552,053
		88,779,108
ELECTRIC REVENUE 8.0%
South Carolina Pub. Svcs. Auth. RB:
Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,683,300
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,146,640
Ser. B, 5.00%, 01/01/2019, (Insd. by MBIA)	10,000,000	10,906,400
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,024,690
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,521,126
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,774,449
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,598,185
		27,654,790
GENERAL OBLIGATION – LOCAL 9.2%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,300,884
6.00%, 03/01/2016	1,325,000	1,432,656
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,349,890
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,038,150
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,208,790
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,690,752
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,723,954
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,207,866
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,667,653
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,044,337
5.50%, 04/01/2025	2,700,000	2,889,891
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	564,832
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,745,386
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,066,430
5.375%, 04/01/2020	1,005,000	1,071,762
Spartanburg Cnty., SC Sch. Dist. No. 7 GO, 5.00%, 03/01/2021, (Insd. by South Carolina State Dept. of Ed.)	1,940,000	2,130,857
		32,134,090
GENERAL OBLIGATION – STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,143,640
HOSPITAL 12.7%
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,390,289
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,570,875
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,247,922
6.00%, 11/01/2018	6,650,000	7,383,961
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,035,770
Ser. B, 5.625%, 01/01/2020	1,000,000	1,041,770

2

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	$2,000,000	$2,175,360
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,156,479
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	5,915,000	6,404,999
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%, 12/01/2029	1,265,000	1,371,614
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%, 10/01/2015	620,000	634,502
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,522,335
5.50%, 02/01/2011, (Insd. by FSA)	265,000	277,630
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,104,999
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,710,768
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,606,470
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,017,100
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,125,221
5.50%, 04/15/2017, (Insd. by FSA)	500,000	542,060
		44,320,124
HOUSING 1.5%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,571,226
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	55,000	55,124
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010, (Insd. by FHA)	490,000	490,446
6.15%, 07/01/2025, (Insd. by FHA)	595,000	595,536
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	265,000	271,585
6.35%, 07/01/2025, (Insd. by FHA)	210,000	213,587
6.55%, 07/01/2015	15,000	15,129
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	895,000	908,783
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,131,580
		5,252,996
INDUSTRIAL DEVELOPMENT REVENUE 3.0%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,091,960
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	765,353
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	2,125,998
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 2.30%, 03/01/2031	4,000,000	3,977,440
Mississippi Business Fin. Corp. PCRRB, Mississippi Power Co. Proj., SAVRS, 3.75%, 09/01/2028	1,000,000	1,000,000
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	355,368
		10,316,119
PRE-REFUNDED 11.6%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	491,044
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.875%, 12/01/2016	9,000,000	10,169,190
5.875%, 12/01/2017	2,000,000	2,259,820
5.875%, 12/01/2018	1,000,000	1,129,910
6.00%, 12/01/2020	5,000,000	5,683,000
6.00%, 12/01/2021	1,000,000	1,136,600
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,109,980
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,391,995
6.375%, 08/15/2027	1,500,000	1,715,460

3

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	$695,000	$767,773
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,212,572
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	635,813
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	342,574
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,252,210
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010,
(Insd. by FGIC)	1,975,000	2,063,776
		40,361,717
PUBLIC FACILITIES 1.1%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009,
(Insd. by MBIA)	3,495,000	3,732,730
RESOURCE RECOVERY 1.3%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,091,950
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,568,955
		4,660,905
SPECIAL TAX 1.2%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,101,380
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	538,785
6.00%, 04/01/2015	1,000,000	1,076,920
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,549,800
		4,266,885
STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C,
5.875%, 09/01/2007	250,000	250,270
TRANSPORTATION 9.0%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,003,660
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,439,356
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,208,100
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	5,080,000	5,894,578
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.25%, 10/01/2020,
(Insd. by AMBAC)	12,880,000	14,859,527
		31,405,221
UTILITY 1.6%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,156,455
Western Carolina Regl. Sewer Auth., South Carolina RRB, Ser. B, 5.25%,
03/01/2019, (Insd. by FSA)	3,750,000	4,262,700
		5,419,155
WATER & SEWER 7.0%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,763,578
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,853,991
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	783,585
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,695,759
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,927,599
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,174,932
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	537,105

4

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	$2,785,000	$3,067,399
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,105,613
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,277,800
		24,187,361
Total Municipal Obligations (cost $328,747,913)		344,357,769

	Shares	Value
SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $802,892)	802,892	802,892
Total Investments (cost $329,550,805) 99.2%		345,160,661
Other Assets and Liabilities 0.8%		2,737,418
Net Assets 100.0%		$347,898,079

	This security has been segregated as collateral for floating rate notes issued.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRRB	Single Family Housing Refunding Revenue Bond
TRAN	Tax Revenue Anticipation Note

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

South Carolina	89.4%
Puerto Rico	3.0%
Virginia	2.3%
District of Columbia	1.9%
Virgin Islands	0.8%
Florida	0.6%
Nevada	0.5%
Georgia	0.3%
Mississippi	0.3%
Pennsylvania	0.3%
Maryland	0.2%
North Carolina	0.2%
Non-state specific	0.2%
100.0%

At November 30, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount:	Interest Rate	Collateral for Floating Rate Notes Outstanding
$2,500,000	1.66%	$10,872,700

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $329,746,250. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,417,765 and $3,354, respectively, with a net unrealized appreciation of $15,414,411.

6

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 7.1%
Capital Region Virgina Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$2,665,000	$2,852,962
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	5,000,000	5,356,800
5.75%, 10/01/2017	1,860,000	2,042,020
5.75%, 10/01/2018	6,680,000	7,333,705
		17,585,487
COMMUNITY DEVELOPMENT DISTRICT 3.5%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,240,000	6,510,941
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	624,000	641,491
6.625%, 07/01/2025	500,000	515,045
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,025,490
		8,692,967
CONTINUING CARE RETIREMENT COMMUNITY 9.4%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	875,000	922,241
Henrico Cnty., VA EDA Residential Care Facs. RB, Baptist Homes, Ser. A, 4.50%, 07/01/2010	1,000,000	1,001,420
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury: 5.00%, 10/01/2027	1,450,000	1,510,538
5.00%, 10/01/2035	3,500,000	3,630,025
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj.,
Ser. B, 5.00%, 08/01/2028	5,000,000	5,065,250
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes,
Ser. C, 5.40%, 12/01/2033	1,400,000	1,444,772
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster Lake:
4.75%, 01/01/2016 #	500,000	504,760
5.125%, 01/01/2026 #	3,500,000	3,635,345
Roanoke, VA IDA Residential Care Facs. RB, Virginia Lutheran Home Proj., 5.00%, 12/01/2039	2,000,000	2,015,980
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr.:
4.75%, 09/01/2013	500,000	503,900
5.15%, 09/01/2024	725,000	739,145
5.30%, 09/01/2031	2,000,000	2,051,600
		23,024,976
EDUCATION 19.7%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,876,683
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,209,022
Pub. Higher Ed. Fin. Program, Ser. A:
5.00%, 09/01/2023	3,000,000	3,247,170
5.00%, 09/01/2024	5,000,000	5,404,250
Washington & Lee Univ. Proj.:
5.25%, 01/01/2026, (Insd. by MBIA)	3,100,000	3,641,136
5.25%, 01/01/2031, (Insd. by MBIA)	5,100,000	6,106,230
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,337,350
5.25%, 08/01/2016	10,000,000	11,291,500
5.25%, 08/01/2017 ##	10,000,000	11,334,900
		48,448,241
GENERAL OBLIGATION – LOCAL 6.4%
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	830,678
Newport News, VA Refunding GO, Ser. B:
5.25%, 02/01/2017	5,000,000	5,641,650
5.25%, 02/01/2019	1,000,000	1,142,280
Portsmouth, VA Refunding Pub. Impt. GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	426,188

1

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Portsmouth, VA Refunding Pub. Util. GO, Ser. B, 5.00%, 04/01/2022	$1,000,000	$1,084,260
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,167,240
5.50%, 01/15/2017, (Insd. by FSA)	500,000	539,410
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,193,643
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,725,354
		15,750,703
GENERAL OBLIGATION – STATE 0.6%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,391,808
HOSPITAL 8.0%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2011	1,410,000	1,510,575
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,042,900
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,043,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. A, 5.40%, 01/01/2031	1,000,000	1,061,410
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%, 07/01/2040	2,400,000	2,511,048
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Presbyterian, Ser. B, 5.00%, 10/01/2016	1,000,000	1,020,980
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,729,936
5.50%, 07/01/2018	3,670,000	3,970,683
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,677,255
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,294,600
		19,862,387
HOUSING 3.5%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,880,000	2,050,008
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	510,655
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	511,995
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,027,290
Ser. C, 7.00%, 07/01/2029	1,825,000	1,900,811
Virginia HDA MHRB:
Ser. H:
5.55%, 05/01/2015	1,000,000	1,030,380
6.00%, 05/01/2010	500,000	503,225
Ser. I, 5.45%, 05/01/2018	500,000	516,865
Ser. O, 6.05%, 11/01/2017	500,000	510,505
		8,561,734
INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.27%, 05/01/2039, (Gtd. by Cinergy Corp.)	1,000,000	1,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 2.35%, 09/01/2030	5,000,000	4,964,050
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,190,300
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,011,300
		9,165,650
LEASE 10.2%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,063,750
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,581,294
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,093,040
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,224,205
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,411,256
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,236,268
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,602,435

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024	$5,680,000	$6,165,299
Orange Cnty., VA IDA RB, Pub. Fac. Orange Cnty. Proj., 5.375%, 02/01/2017, (Insd. by AMBAC)	1,055,000	1,142,502
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj.:
5.25%, 02/01/2018	1,175,000	1,328,725
6.00%, 02/01/2014	50,000	51,075
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,544,682
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,311,545
Virginia Pub. Bldg. Auth. Facs. RB, Ser. C, 5.00%, 08/01/2015	3,000,000	3,305,070
		25,061,146
MISCELLANEOUS REVENUE 2.3%
Virginia Pub. Bldg. Auth. Facs. RB, Ser. B, 5.25%, 08/01/2014	5,000,000	5,554,750
PRE-REFUNDED 5.6%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,861,134
5.50%, 07/01/2015	680,000	739,922
5.50%, 07/01/2017	1,425,000	1,550,571
5.50%, 07/01/2018	1,000,000	1,088,120
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,600,000	1,693,664
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,846,117
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,169,100
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj., 5.875%, 12/01/2021, (Insd. by GNMA)	500,000	510,030
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,715,460
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	542,035
		13,716,153
PUBLIC FACILITIES 0.4%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex,
Ser. A, 5.625%, 07/15/2017	1,000,000	1,030,210
RESOURCE RECOVERY 1.6%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,919,461
SPECIAL TAX 3.9%
New Kent Cnty., VA CDA Spl. Assmt. RB:
Ser. A, 5.125%, 03/01/2036	2,785,000	2,833,988
Ser. B, 5.45%, 03/01/2036	2,670,000	2,712,159
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,034,550
5.50%, 10/01/2018	2,000,000	2,066,400
5.50%, 10/01/2022	1,000,000	1,033,020
		9,680,117
TRANSPORTATION 4.9%
Commonwealth of Virginia Port Auth. RB, 5.50%, 07/01/2018	3,000,000	3,261,360
Commonwealth of Virginia Trans. Board RB, Northern Virginia Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,744,625
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%, 05/15/2022	3,000,000	3,273,780
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,104,050
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,692,025
		12,075,840
WATER & SEWER 8.2%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	390,441
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,298
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,299,889
Newport News, VA GO Impt. & Water, Ser. A, 5.00%, 02/01/2024	1,000,000	1,084,070
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	13,500,000	14,564,070

3

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	$1,290,000	$1,357,725
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,389,313
		20,215,806
Total Municipal Obligations (cost $234,275,969)		243,737,436

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund,
Class I, 3.52% q ø (cost $190,211)	190,211	190,211
Total Investments (cost $234,466,180) 99.1%		243,927,647
Other Assets and Liabilities 0.9%		2,332,461
Net Assets 100.0%		$246,260,108

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

4

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2006:

Virginia	84.9%
District of Columbia	6.0%
Maryland	1.9%
Virgin Islands	1.7%
South Carolina	1.4%
Puerto Rico	0.8%
Minnesota	0.7%
Florida	0.5%
Delaware	0.4%
Nevada	0.4%
North Carolina	0.4%
Texas	0.4%
Georgia	0.4%
Non-state specific	0.1%
100.0%

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $234,522,585. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,410,351 and $5,289, respectively, with a net unrealized appreciation of $9,405,062.

5

Item 2 - Controls and Procedures

(a)   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures
      (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)
      within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)   There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
      Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the
      Investment Company Act of 1940, are attached as EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

By:  /s/ Kasey Phillips
     ---------------------------
     Kasey Phillips
     Principal Financial Officer

Date: January 26, 2007